Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Long Term Debt [Table Text Block]
Long-term debt is comprised of the following:

	March 31,	December 31,
	2014	2013
Obligations under borrowing arrangements	$83,174	$77,817
Less: Current portion of long-term debt and other current borrowings	38,579	29,720
Long-term debt	$44,595	$48,097

Long-term debt is comprised of the following:

	December 31,
	2013	2012
Obligations under borrowing arrangements	$77,817	$57,255
Less: Current portion of long-term debt and other current borrowings	(29,720)	(7,125)
Long-term debt	$48,097	$50,130

Schedule of Maturities of Long-term Debt [Table Text Block]
Maturities of long-term debt and other current borrowings are as follows as of December 31, 2013:

Year Ending December 31,
2014	$26,580
2015	12,554
2016	11,544
2017	5,616
2018	2,705
Thereafter	985
Total	$59,984

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
The future minimum lease payments under all capital leases at December 31, 2013 are as follows:

Year Ending December 31,
2014	$3,141
2015	3,228
2016	2,832
2017	1,906
2018	1,520
Thereafter	5,206
$17,833